Financial information by segments (Schedule of Information by Region) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales	$ 35,869,314	$ 34,171,201	$ 35,678,253
Cost of sales	29,211,724	30,067,141	30,563,315
Gross profit	6,657,590	4,104,060	5,114,938
Administrative expenses	(2,019,328)	1,637,425	1,080,012
Other income (expenses), net	546,749	(136,582)	15,052
Interest income	107,826	145,995	312,821
Interest expense	(53,746)	(55,049)	(16,511)
Exchange rate gain (loss), net	(363,164)	(784,583)	(146,896)
Income (loss) before income taxes	4,875,927	1,636,416	4,199,392
Income taxes	2,077,844	3,276,274	752,462
Net income (loss) for the year	2,798,083	(1,639,858)	3,446,930
Depreciation and amortization	1,452,271	1,108,629	1,112,418
Total assets	45,503,647	44,014,759	48,853,823
Total liabilities	12,484,988	11,404,982	13,344,820
Acquisitions of property, plant and equipment	951,205	1,271,420	1,994,465
Mexico [Member]
Disclosure of operating segments [line items]
Net sales	19,660,889	18,530,672	20,507,794
Cost of sales	15,459,258	14,934,575	15,715,761
Gross profit	4,201,631	3,596,097	4,792,033
Administrative expenses	(1,117,817)	848,495	592,218
Other income (expenses), net	(52,605)	175,412	11,367
Interest income	107,604	145,729	307,279
Interest expense	(5,108)	3,438	52,226
Exchange rate gain (loss), net	483,822	628,044	445,289
Income (loss) before income taxes	2,755,145	2,093,313	5,015,976
Income taxes	1,747,568	3,505,015	905,482
Net income (loss) for the year	1,007,577	(1,411,702)	4,110,494
Depreciation and amortization	693,362	577,048	587,407
Total assets	33,386,043	32,935,743	40,617,874
Total liabilities	6,944,579	7,253,713	8,458,465
Acquisitions of property, plant and equipment	278,700	785,818	1,552,587
USA [Member]
Disclosure of operating segments [line items]
Net sales	5,549,781	7,120,360	9,246,444
Cost of sales	5,677,638	7,752,776	9,294,352
Gross profit	(127,857)	(632,416)	(47,908)
Administrative expenses	(240,726)	267,756	267,905
Other income (expenses), net	(505,946)	(71,324)	3,685
Interest income	222	266	5,542
Interest expense	(16,104)	(84,621)	(99,985)
Exchange rate gain (loss), net	(1,510)	(2,745)	7,522
Income (loss) before income taxes	123,001	(910,458)	(399,049)
Income taxes	118,926	(236,598)	7,145
Net income (loss) for the year	4,075	(673,860)	(406,194)
Depreciation and amortization	332,186	260,760	268,635
Total assets	9,237,831	8,419,771	10,181,967
Total liabilities	4,797,682	4,219,817	10,815,692
Acquisitions of property, plant and equipment	41,054	278,467	433,154
Brazil [Member]
Disclosure of operating segments [line items]
Net sales	10,659,259	8,520,169	5,924,015
Cost of sales	8,075,253	7,379,790	5,553,202
Gross profit	2,583,806	1,140,379	370,813
Administrative expenses	(660,785)	521,174	219,889
Other income (expenses), net	11,854	32,494
Interest income	0	0
Interest expense	(66,007)	(110,919)	(103,141)
Exchange rate gain (loss), net	1,096,416	177,314	(602,747)
Income (loss) before income taxes	748,744	298,478	(554,964)
Income taxes	211,350	7,857	(160,165)
Net income (loss) for the year	537,394	290,621	(394,799)
Depreciation and amortization	426,723	270,821	256,376
Total assets	5,807,121	6,002,701	6,733,362
Total liabilities	3,670,075	3,274,908	2,750,043
Acquisitions of property, plant and equipment	631,451	207,135	8,724
Eliminations Between Segments [Member]
Disclosure of operating segments [line items]
Interest expense	33,473	137,053	134,389
Exchange rate gain (loss), net	(1,215,564)	(18,030)	3,040
Income (loss) before income taxes	1,249,037	155,083	137,429
Net income (loss) for the year	1,249,037	155,083	137,429
Total assets	(2,927,348)	(3,343,456)	(8,679,380)
Total liabilities	$ (2,927,348)	$ (3,343,456)	$ (8,679,380)